Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			€ 155,835	€ 53,997	[1]	€ 172,831	[1]
BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 33,100	€ 21,000
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			155,835	53,997		172,831
United States | BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			78,099	50,695		126,100
United States | Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			62,785	5,369		0
Denmark | Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			14,951	(2,067)		9,617
United Kingdom | GSK
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements			€ 0	€ 0		€ 37,114

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities